PROPERTY, PLANT AND EQUIPMENT - Capital Commitments and Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Capital commitments	$ 29,989	$ 10,207
Operating lease commitments	5,260
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments	513
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments	2,425
Six to ten years
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease commitments	$ 2,322